PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,		June 30,
	2011	2012	2013
Furniture and Fixtures	$2,276	$2,276	$6,138
Less: Accumulated depreciation	(1,144)	(1,599)	(2,080)
Balance	$1,132	$677	$4,058